Digital Assets Purchase Option	12 Months Ended
Dec. 31, 2025
Digital Assets Purchase Option [Abstract]
DIGITAL ASSETS PURCHASE OPTION

NOTE 7 – DIGITAL ASSETS PURCHASE OPTION

In connection with the Company’s private placement of Ordinary Shares and pre-funded warrants in November 2025 (see Note 13), the Company acquired the RAIN Option, which provides the Company with the right, but not the obligation, to purchase up to 278,181,818,182 RAIN digital tokens at a fixed exercise price of $0.0033 per token over a contractual period of one year that commenced on December 1, 2025. On March 15, 2026, the Company and the RAIN Foundation amended the RAIN Option to extend its expiration from December 1, 2026 to December 31, 2027.

The Company evaluates options and similar contracts related to digital tokens in accordance with ASC 815, Derivatives and Hedging. The Company determined that the RAIN Option meets the definition of a derivative instrument, as it includes an underlying and notional amount, requires minimal initial net investment, and provides for net settlement through delivery of tokens that are readily exchangeable for cash. Accordingly, the RAIN Option is recognized as a derivative asset and measured at fair value upon initial recognition and at each subsequent reporting date, with changes in fair value recognized in earnings.

The fair value of the RAIN Option is determined in accordance with ASC 820, Fair Value Measurement, using a Black-Scholes model. The valuation incorporates observable inputs, including the quoted market price of RAIN and market-based measures of expected volatility derived from historical trading data available as of the measurement date. Although the observable trading history of RAIN had been limited as of the measurement dates, the Company utilized the available market data without significant adjustment or overlay. The valuation also incorporates observable risk-free interest rates based on U.S. Treasury yields.

Because the valuation model incorporates observable inputs other than quoted prices in active markets for identical assets, the RAIN Option is classified within Level 2 of the fair value hierarchy under ASC 820.

Upon exercise of the RAIN Option (in whole or in part), the portion of the derivative asset attributable to the exercised tokens is derecognized. The initial carrying amount of the acquired RAIN tokens equals the sum of (i) the fair value of the derivative at the exercise date attributable to the exercised portion and (ii) the exercise price paid. If any portion of the RAIN Option expires unexercised, any remaining carrying amount of the derivative asset is recognized in earnings.

Accounting for the RAIN Option requires significant management judgment, including the assessment of whether the contract meets the definition of a derivative under ASC 815, the determination of the appropriate valuation model, and the selection of key inputs such as expected volatility. These judgments, including the fair value measurement and classification within the fair value hierarchy, are reassessed at each reporting date in the principal market identified by the Company.

The following assumptions were used in the valuation of the RAIN Option as of the dates indicated. The RAIN market price represents the quoted market price per token at the applicable measurement date:

	December 31,	December 1,	November 24,
	2025	2025	2025
Risk-free interest rate	3.5%	3.6%	3.7%
Expected volatility	184%	215%	108%
RAIN market price (per token)	$0.008006	$0.008120	$0.003659
Remaining contractual term in months	0.92	1.00	1.02

On December 1, 2025, the Company exercised a portion of the RAIN Option and acquired 3,030,302,407 RAIN tokens. Upon partial exercise of the RAIN Option, the portion of the derivative asset attributable to the exercise thereof and acquisition of the underlying tokens was derecognized.

Following this partial exercise, the Company has retained the right to purchase up to 275,151,515,775 additional RAIN tokens under the RAIN Option, which continues to be recognized as a derivative asset at fair value.

The fair value of the remaining RAIN Option is highly sensitive to changes in expected volatility and the market price of RAIN. Changes in these assumptions could result in materially different fair value measurements.

The following table presents a reconciliation of the RAIN Option measured using Level 2 inputs:

	December 31,
(in thousands)	2025	2024

Balance at beginning of period	$-	$-
Fair value upon initial recognition	461,167	-
Change in fair value recognized in earnings	1,268,084	-
Exercised	(20,462)	-
Balance at end of period (fair value)	$1,708,789	$-